Variable Interest Entities ("VIEs") - Schedule of Variable Interest Entities- Hilli LLC Statements of Income and Statements of Cash Flow (Details) - USD ($) $ in Thousands		6 Months Ended
	Mar. 15, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of operations
Total operating revenues		$ 129,648	$ 151,498
Realized and unrealized gain/(loss) on oil and gas derivative instruments		56,635	(87,754)
Statement of changes in equity
Equity			215,605
Statement of cash flows
Reacquisition of common units in Hilli LLC		0	(100,047)
Net debt repayments		(46,317)	(76,397)
Financing costs paid		(569)	(9,809)
Golar Hilli LLC
Statement of cash flows
Loss stock repurchased during period, value	$ 251,200
Hilli Common Units
Statement of cash flows
Stock repurchased during the period (in shares)	1,230
Additional Paid-in Capital
Statement of changes in equity
Equity			251,249
Non-Controlling Interest
Statement of changes in equity
Equity			(35,644)
Liquefaction services revenue
Statement of operations
Total operating revenues		112,488	116,594
Hilli LLC | VIE debt
Statement of operations
Realized and unrealized gain/(loss) on oil and gas derivative instruments		56,635	(87,754)
Statement of cash flows
Reacquisition of common units in Hilli LLC		0	(100,047)
Net debt repayments		(42,670)	(52,359)
Financing costs paid		0	(3,150)
Cash dividends paid		(4,737)	(17,842)
Hilli LLC | VIE debt | Additional Paid-in Capital
Statement of changes in equity
Equity		0	(251,249)
Hilli LLC | VIE debt | Non-Controlling Interest
Statement of changes in equity
Equity		0	35,644
Hilli LLC | VIE debt | Liquefaction services revenue
Statement of operations
Total operating revenues		$ 112,488	$ 116,594